COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [abstract]
Disclosure of contingent liabilities [Table Text Block]
Commitments and Contractual Obligations	Less than one year commitment	1 - 3 years commitment	3 - 5 years commitment	Over 5 years commitment	Total

Contractual obligations*	1,522,586	551,347	296,706	—	$2,370,639
Total	$1,522,586	$551,347	$296,706	$—	$2,370,639

      *Contractual obligations are related to various exploration and development commitments.